Taxes (Details) - Schedule of Deferred Tax Assets, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets, Net [Abstract]
Net operating loss	$ 2,923,229	$ 2,500,664
Impairment of property and equipment	57,193
Total deferred tax assets	2,980,422	2,500,664
Valuation allowance	(2,980,422)	(2,500,664)
Total deferred tax assets, net